Income Taxes (Details) - MARIADB CORPORATION AB [Member] - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Sep. 30, 2020
Tax Credit Carryforward [Line Items]
Deferred tax assets, valuation allowance	$ 71,879		$ 70,573	$ 64,065
Operating Loss Carryforwards	$ 141,400		143,400
Percentage of stock outstanding		50.00%
Operating Loss Carry Forward Year of Expire	2030 years
Domestic Tax Authority [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	$ 184,700		160,300
State and Local Jurisdiction [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Amount	1,900		3,900
Foreign Tax Authority [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	$ 39,700		46,500
Operating Loss Carry Forward Year of Expire	2023 years
Research Tax Credit Carryforward [Member] | Domestic Tax Authority [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Amount	$ 2,200		$ 4,500